Segment Information - Summary of Operating Segments Disclosures - Consolidated Income Statement Data (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	€ 25,129	€ 23,241	[1]	€ 21,653	[1]
Group operating profit	2,494	2,071	[1]	1,927	[1]
(Loss)/profit on disposals	(1)	(27)		54
Finance costs less income	(326)	(305)		(289)
Other financial expense	(112)	(46)	[1]	(59)	[1]
Share of equity accounted investments' profit	60	48	[1]	52	[1]
Profit before tax from continuing operations	2,115	1,741	[1]	1,685	[1]
Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	25,129	23,241		21,653
Group EBITDA	4,000	3,216		2,930
Depreciation, amortisation and impairment	1,506	1,145		1,003
Group operating profit	2,494	2,071		1,927
Other financial expense	(112)	(46)		(59)
Continuing and Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenue	28,306	26,797		27,563
Group EBITDA	4,200	3,360		3,310
Depreciation, amortisation and impairment	1,605	1,188		1,072
Group operating profit	2,595	2,172		2,238
Europe [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	8,494	8,042		7,338
Group EBITDA	1,079	936		891
Depreciation, amortisation and impairment	524	449		398
Group operating profit	555	487		493
Europe [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	3,177	3,549		3,567
Group EBITDA	200	149		216
Depreciation, amortisation and impairment	99	43		48
Group operating profit	101	106		168
Americas [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	10,385	8,951		7,970
Group EBITDA	1,960	1,493		1,270
Depreciation, amortisation and impairment	689	484		412
Group operating profit	1,271	1,009		858
Europe materials [member]
Disclosure of operating segments [line items]
(Loss)/profit on disposals	(131)	7		19
Share of equity accounted investments' profit	13	18		18
Americas Materials [member]
Disclosure of operating segments [line items]
(Loss)/profit on disposals	2	44		29
Share of equity accounted investments' profit	38	25		32
Building Products [member]
Disclosure of operating segments [line items]
(Loss)/profit on disposals	128	(78)		6
Share of equity accounted investments' profit	9	5		2
Building Products [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	6,250	6,248		6,345
Group EBITDA	961	787		769
Depreciation, amortisation and impairment	293	212		193
Group operating profit	€ 668	575		576
Americas Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue		7		2,343
Group EBITDA		(5)		164
Depreciation, amortisation and impairment		0		21
Group operating profit		€ (5)		€ 143

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.